OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

12. OTHER CURRENT LIABILITIES

The Company’s other current liabilities are summarized below:

	At December 31,
	2019	2020
Payables for purchase of property, plant and equipment	$22,810,701	$8,958,993
Interest payable	1,009,090	411,087
Other tax payables	206,591	465,393
Accrued EPC warranty liabilities	183,941	196,322
Joint settlement payable(1)	—	7,500,000
Other (2)	2,953,012	2,296,838
	$27,163,335	$19,828,633
(1)	Joint settlement payable represents the Company portion of a settlement sum payable by the Related Party, ReneSola Singapore, to OCI Company Ltd.
(2)	Other as of December 31, 2020 mainly includes the payables for claims, audit fees and other professional service fees.